Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 3,394,683	¥ 3,174,036
Available-for-sale debt securities, Allowance for credit losses	(771)	(670)
Available-for-sale debt securities, Gross unrealized gains	37,382	25,470
Available-for-sale debt securities, Gross unrealized losses	(728,240)	(591,199)
Available-for-sale debt securities, Fair value	2,703,054	2,607,637
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,607,338	1,520,672
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	153	1,325
Available-for-sale debt securities, Gross unrealized losses	(549,209)	(429,471)
Available-for-sale debt securities, Fair value	1,058,282	1,092,526
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	440,413	439,565
Available-for-sale debt securities, Allowance for credit losses	(244)	(245)
Available-for-sale debt securities, Gross unrealized gains	4,320	2,408
Available-for-sale debt securities, Gross unrealized losses	(34,524)	(34,898)
Available-for-sale debt securities, Fair value	409,965	406,830
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,051,245	906,297
Available-for-sale debt securities, Allowance for credit losses	(8)	(34)
Available-for-sale debt securities, Gross unrealized gains	25,781	15,246
Available-for-sale debt securities, Gross unrealized losses	(135,899)	(118,964)
Available-for-sale debt securities, Fair value	941,119	802,545
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	131,783	106,578
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	1,505	1,053
Available-for-sale debt securities, Gross unrealized losses	(992)	(880)
Available-for-sale debt securities, Fair value	132,296	106,751
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	163,904	200,924
Available-for-sale debt securities, Allowance for credit losses	(519)	(391)
Available-for-sale debt securities, Gross unrealized gains	5,623	5,438
Available-for-sale debt securities, Gross unrealized losses	(7,616)	(6,986)
Available-for-sale debt securities, Fair value	¥ 161,392	¥ 198,985